Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2050 Portfolio
March 31, 2022
VF-2050-NPRT1-0522
1.903288.112
Domestic Equity Funds - 48.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	168,778	8,205,990
VIP Equity-Income Portfolio Initial Class (a)	334,946	8,654,998
VIP Growth & Income Portfolio Initial Class (a)	374,652	9,849,600
VIP Growth Portfolio Initial Class (a)	92,878	8,441,721
VIP Mid Cap Portfolio Initial Class (a)	63,599	2,400,237
VIP Value Portfolio Initial Class (a)	345,664	6,360,219
VIP Value Strategies Portfolio Initial Class (a)	189,850	3,107,837
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,085,693)		47,020,602

International Equity Funds - 42.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,299,538	14,294,917
VIP Overseas Portfolio Initial Class (a)	1,052,100	26,639,161
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,540,717)		40,934,078

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	143,533	1,553,028
Fidelity International Bond Index Fund (a)	41,195	392,179
Fidelity Long-Term Treasury Bond Index Fund (a)	311,791	4,109,400
VIP High Income Portfolio Initial Class (a)	318,286	1,607,344
VIP Investment Grade Bond Portfolio Initial Class (a)	44,722	536,216
TOTAL BOND FUNDS (Cost $8,451,914)		8,198,167

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $86,078,324)	96,152,847
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,870)
NET ASSETS - 100.0%	96,141,977

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,951,188	248,052	596,033	-	(4,137)	(46,042)	1,553,028
Fidelity International Bond Index Fund	485,638	154,360	221,649	371	(12,318)	(13,852)	392,179
Fidelity Long-Term Treasury Bond Index Fund	3,676,148	1,259,973	410,616	19,350	(38,994)	(377,111)	4,109,400
VIP Contrafund Portfolio Initial Class	8,345,650	1,269,400	522,354	77,703	(50,767)	(835,939)	8,205,990
VIP Emerging Markets Portfolio Initial Class	14,573,282	2,599,630	1,043,336	-	(88,143)	(1,746,516)	14,294,917
VIP Equity-Income Portfolio Initial Class	8,826,950	826,583	891,985	10,936	(22,987)	(83,563)	8,654,998
VIP Growth & Income Portfolio Initial Class	10,048,982	996,211	1,231,945	18,880	13,910	22,442	9,849,600
VIP Growth Portfolio Initial Class	8,535,341	1,617,704	746,080	396,978	(68,438)	(896,806)	8,441,721
VIP High Income Portfolio Initial Class	1,455,253	336,494	130,481	545	(4,190)	(49,732)	1,607,344
VIP Investment Grade Bond Portfolio Initial Class	924,917	430,636	755,440	28,906	(33,996)	(29,901)	536,216
VIP Mid Cap Portfolio Initial Class	2,448,058	346,955	187,650	55,318	(15,535)	(191,591)	2,400,237
VIP Overseas Portfolio Initial Class	26,106,477	5,253,522	1,070,043	198,255	(101,225)	(3,549,570)	26,639,161
VIP Value Portfolio Initial Class	6,471,684	710,868	859,865	82,378	(13,802)	51,334	6,360,219
VIP Value Strategies Portfolio Initial Class	3,170,293	328,305	382,833	26,342	(4,653)	(3,275)	3,107,837
	97,019,861	16,378,693	9,050,310	915,962	(445,275)	(7,750,122)	96,152,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.